Restrictions to Dividends Distribution	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Restrictions to Dividends Distribution
40. RESTRICTIONS TO DIVIDENDS DISTRIBUTION
In accordance with the provisions of Companies’ Law No. 19,550, the Company has to appropriate to the legal reserve no less than 5% of the sum of net income for the year adjusted by any amount that could have been transferred form accumulated other comprehensive income to retained earnings plus any adjustment recognized directly in retained earnings, until such reserve reaches 20% of the subscribed capital plus adjustment to capital.
In addition, the Company is subject to customary restrictions on the payment of dividends upon the occurrence of an event of default within the framework of certain agreements or if such payment could otherwise result in an event of default.
The restrictions mentioned in the previous paragraph arise from the loan agreements that the Group entered into with Industrial and Commercial Bank of China (Dubai). According to these, the borrower (Loma Negra) will not allow any dividends to be paid unless:
(a) no default or event of default has occurred and continues or occurs as a result of such payment; and
(b) the borrower complies, both before and after the payment of dividends, with the ratio of net debt to EBITDA.

This ration must not exceed at the end of each fiscal year of:
(a) 3.50: 1.00 at any time before the occurrence of a “substantial event”; and
(b) 4.50: 1.00 at any time during or after the occurrence of a “substantial event”.
A “substantial event” with respect to the Group is defined as one or more of the following events:
(a) the beginning of the construction of a new cement plant;
(b) the consummation of an acquisition of any entity (limited liability companies, joint-stock company, joint venture, association, trust or any other company); or
(c) the performance of any other investment made by Loma Negra.
As of the date of issuance of these consolidated financial statements, the Company is not affected by the restrictions mentioned in the preceding paragraphs.
On September 1, 2019, the Argentine Central Bank handed down Communication “A” 6,770, subsequently modified by Communication “A” 6,869, which set forth the requirements to access the foreign exchange market for remittances abroad in foreign currency as profits and dividends to non-residing
shareholders.